Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Finished goods	$ 58,784	$ 61,297
Work-in-process	4,360	3,163
Raw materials	66,003	67,212
Total inventory	$ 129,147	$ 131,672